Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			0 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Feb. 05, 2014	Apr. 18, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2014 Preferred Class B Shares	Oct. 30, 2013 Preferred Class B Shares	Jul. 30, 2013 Preferred Class B Shares	May 10, 2013 Preferred Class B Shares	Dec. 31, 2013 Preferred Class B Shares	Dec. 31, 2012 Preferred Class B Shares	Jan. 17, 2014 Distribution Agency Agreement	Dec. 31, 2013 Distribution Agency Agreement	Aug. 08, 2013 Distribution Agency Agreement	Jan. 30, 2014 Preferred Class C Shares	Sep. 30, 2013 Preferred Class C Shares	Dec. 31, 2013 Preferred Class C Shares	Dec. 31, 2012 Preferred Class C Shares
Third Party shareholding percentage			15.00%
Preferred Shares - shares authorized			15,000,000	0
Preferred Shares - par value			$ 1
Preferred Shares - shares issued									2,000,000	2,000,000	0					2,000,000	2,000,000	0
Net proceeds from issuance of preferred shares			$ 94,358	$ 0	$ 0				$ 47,043							$ 47,315
Dividend rate percentage										8.00%							8.875%
Preferred dividends per share										$ 2							$ 2.21875
Preferred dividends										4,000							4,438
Redemption price									$ 25							$ 25
Conditions for dividend rate increase

If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter.

If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series C preferred shares are not redeemed at the option of the Company in whole by October 30, 2020, the dividend rate payable on the Series C preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares, subject to an aggregate maximum rate per annum of 25% prior to October 30, 2018 and 30% thereafter.

Preferred stock dividends paid			1,889			1,000	1,000	889							1,479
Maximun number of shares issuable under distribution agency agreement														4,000,000
Common shares offered, price per share	$ 6.65	$ 6.5
Common shares - par value			$ 1	$ 1										$ 1
Common shares offered	12,995,000	10,000,000		10,000,000								1,077,847	1,430,211
Net proceeds from public offering	$ 82,678	$ 62,329	$ 7,045	$ 62,329	$ 0							$ 7,170	$ 7,045